35. TRANSACTIONS THAT DO NOT INVOLVE CASH	12 Months Ended
Dec. 31, 2019
Schedule of financial instruments by category
TRANSACTIONS THAT DO NOT INVOLVE CASH

35           TRANSACTIONS THAT DO NOT INVOLVE CASH

The following transactions did not involve cash or cash equivalents during the year ended December 31, 2019:

(i)         Capitalized loan interest: to the year ended December 31, 2019 amounted to R$19,207 (R$19,612 in the year ended December 31, 2018); and

(ii)        Addition of lease by right-of-use assets and respective lease liability: for the year ended December 31, 2019, amounted to R$ 2,775,168 (R$48,794 in the year ended December 31, 2018).